Segment Information - Reconciliation from Consolidated Net Income (Loss) Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Parenthetical) (Detail) - Healthcare [Member] - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 16, 2018	Jun. 30, 2018	Jun. 30, 2018
Segment Reporting Information [Line Items]
Positive impact from modification of healthcare benefits	$ 527	$ 527	$ 527
Pre-tax income amortization period from OCI to the income statement	4 years 6 months	4 years 6 months	4 years 6 months
Pre-tax income from modification of healthcare benefits		$ 20	$ 20